CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 338,177	$ 303,626	$ 135,820
Inventory	29,468	6,533
Prepaid expenses	3,313	3,313
Total Current Assets	370,958	313,472	135,820
Property and equipment, net of accumulated depreciation of $684 and $99, $1,105 and $684	9,308	7,734	1,883
Total Assets	380,266	321,206	137,703
Current Liabilities
Accounts payable	81,912	244,094
Accrued expenses	25,157	135,017	69,279
Convertible notes payable, net of discount of $0 and $26,755 and $0, respectively		123,245	75,000
Derivative liability - warrants		1,531,303
Conversion feature liability		118,940
Total Current Liabilities	107,069	2,152,599	144,279
Commitments and Contingencies
Stockholders' Equity (Deficiency)
Preferred stock, $0.0001 par value: 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value: 100,000,000 shares authorized; 22,001,345 and 21,937,822 and 20,752,000 issued and outstanding, respectively	2,200	2,194	2,076
Additional paid-in capital	3,630,116	(80,177)	200,224
Accumulated deficit	(3,359,119)	(1,753,410)	(208,876)
Total Stockholders' Equity (Deficiency)	273,197,000	(1,831,393)	(6,576)
Total Liabilities and Stockholders' Equity (Deficiency)	$ 380,266	$ 321,206	$ 137,703